Debt (AerCap trust & AICDC notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Notes payable	$ 28,420,739	$ 27,716,999
Unsecured Debt [Member] | AGAT/AICDC May 2014 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 2,199,864
Unsecured Debt [Member] | AGAT/AICDC May 2014 Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	3.75%
Unsecured Debt [Member] | AGAT/AICDC May 2014 Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate	4.50%
Unsecured Debt [Member] | AGAT/AICDC September 2014 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 800,000
Stated interest rate	5.00%
Unsecured Debt [Member] | AGAT/AICDC June 2015 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 1,000,000
Unsecured Debt [Member] | AGAT/AICDC June 2015 Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	4.25%
Unsecured Debt [Member] | AGAT/AICDC June 2015 Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate	4.625%
Unsecured Debt [Member] | AGAT/AICDC October 2015 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 1,000,000
Stated interest rate	4.625%
Unsecured Debt [Member] | AGAT/AICDC May 2016 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 1,000,000
Stated interest rate	3.95%
Unsecured Debt [Member] | AGAT/AICDC January 2017 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 600,000
Stated interest rate	3.50%
Unsecured Debt [Member] | AGAT/AICDC July 2017 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 1,000,000
Stated interest rate	3.65%
Unsecured Debt [Member] | AGAT/AICDC November 2017 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 800,000
Stated interest rate	3.50%
Unsecured Debt [Member] | AGAT/AICDC Notes
Debt Instrument [Line Items]
Notes payable	$ 8,399,864